Related Party Transactions - Additional Information (Detail) - USD ($)				1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Jun. 12, 2018	May 17, 2018	Apr. 09, 2018	May 31, 2016	Sep. 30, 2019	Dec. 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2016	Mar. 11, 2019
Related Party Transaction [Line Items]
Stock issued during period, value, new issues						$ 25,000		$ 690,000,000	$ 28,046,280
Proceeds from public offering deposited in the trust account					$ 703,920,190		$ 703,920,190		694,883,137
Proceeds from promissory note								300,000	300,000	$ 300,000
Repayment of promissory note								$ 300,000	$ 300,000	$ 300,000
Proceeds from sponsor commitment							700,000
Payment to affiliate of the Sponsor per month					10,000		10,000
Related parties expenses					$ 30,000		$ 90,000
Private Placement [Member]
Related Party Transaction [Line Items]
Warrants purchased by sponsor					10,533,333		10,533,333		10,533,333
Warrant exercise price per share					$ 1.50		$ 1.50		$ 1.50
Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued to director on appointment						17,250,000
Stock issued during period, value, new issues						$ 1,725
GSAM [Member]
Related Party Transaction [Line Items]
Description of founder shares rights							Not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.		Not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder shares be transferred, assigned or sold, period from completion of initial business combination							1 year		1 year
Founder shares be transferred, assigned or sold, last sale price of Class A common stock equals or exceeds							$ 18.00		$ 18.00
Proceeds from sponsor commitment							$ 700,000
Payment to affiliate of the Sponsor per month									$ 10,000
Related parties expenses									$ 67,668
GSAM [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Sponsor Note, face amount			$ 300,000
Proceeds from promissory note			$ 300,000
Repayment of promissory note	$ 300,000
GSAM [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Maximum borrowing liquidity amount											$ 2,000,000
GSAM [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued to director on appointment				2,875,000
Stock issued during period, value, new issues				$ 25,000
Shares issued, price per share				$ 0.0087
Stock split ratio							1:6		1:6
Stock issued during period, Stock split		17,250,000
Transferred of founder shares				35,000
Percentage of founder shares				20.00%
GS DC Sponsor I LLC [Member]
Related Party Transaction [Line Items]
Proceeds from public offering deposited in the trust account					$ 690,000,000		$ 690,000,000		$ 690,000,000
Proceeds held in trust account can be used to fund redemption of public shares if initial business combination is not completed in period							24 months		24 months
GS DC Sponsor I LLC [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues							$ 15,800,000		$ 15,800,000
Warrants purchased by sponsor					10,533,333		10,533,333		10,533,333
Share price					$ 1.50		$ 1.50		$ 1.50
Number of shares in each unit							1		1
Warrant exercise price per share					$ 11.50		$ 11.50		$ 11.50
Private placement warrants be transferred, assigned or sold, period from completion of initial business combination							30 days		30 days